Annual Fund Operating Expenses - (John Hancock Seaport Long/Short Fund)	Mar. 24, 2022
(John Hancock Seaport Long/Short Fund - Classes A, C, I and R6) | Class A
Prospectus [Line Items]
Management fee	1.41%	[1]
Distribution and service (Rule 12b-1) fees	0.30%
Other expenses	0.21%
Acquired fund fees and expenses	0.01%	[2]
Total annual fund operating expenses	1.93%	[3]
Contractual expense reimbursement	(0.01%)	[4]
Total annual fund operating expenses after expense reimbursements	1.92%
(John Hancock Seaport Long/Short Fund - Classes A, C, I and R6) | Class C
Prospectus [Line Items]
Management fee	1.41%	[1]
Distribution and service (Rule 12b-1) fees	1.00%
Other expenses	0.21%
Acquired fund fees and expenses	0.01%	[2]
Total annual fund operating expenses	2.63%	[3]
Contractual expense reimbursement	(0.01%)	[4]
Total annual fund operating expenses after expense reimbursements	2.62%
(John Hancock Seaport Long/Short Fund - Classes A, C, I and R6) | Class I
Prospectus [Line Items]
Management fee	1.41%	[1]
Distribution and service (Rule 12b-1) fees	none
Other expenses	0.21%
Acquired fund fees and expenses	0.01%	[2]
Total annual fund operating expenses	1.63%	[3]
Contractual expense reimbursement	(0.01%)	[4]
Total annual fund operating expenses after expense reimbursements	1.62%
(John Hancock Seaport Long/Short Fund - Classes A, C, I and R6) | Class R6
Prospectus [Line Items]
Management fee	1.41%	[1]
Distribution and service (Rule 12b-1) fees	none
Other expenses	0.10%
Acquired fund fees and expenses	0.01%	[2]
Total annual fund operating expenses	1.52%	[3]
Contractual expense reimbursement	(0.01%)	[4]
Total annual fund operating expenses after expense reimbursements	1.51%
(John Hancock Seaport Long/Short Fund - Class NAV) | Class NAV
Prospectus [Line Items]
Management fee	1.41%	[5]
Other expenses	0.09%
Acquired fund fees and expenses	0.01%	[6]
Total annual fund operating expenses	1.51%	[7]
Contractual expense reimbursement	(0.01%)	[8]
Total annual fund operating expenses after expense reimbursements	1.50%

[1]	“Management fee” has been restated to reflect the contractual management fee schedule effective April 1, 2022.
[2]	“Acquired fund fees and expenses” are based on indirect net expenses associated with the fund’s investments in underlying investment companies.
[3]	The “Total annual fund operating expenses” shown may not correlate to the fund’s ratios of expenses to average daily net assets shown in the “Financial highlights” section of the fund’s prospectus, which does not include “Acquired fund fees and expenses.”
[4]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[5]	“Management fee” has been restated to reflect the contractual management fee schedule effective April 1, 2022.
[6]	“Acquired fund fees and expenses” are based on indirect net expenses associated with the fund’s investments in underlying investment companies.
[7]	The “Total annual fund operating expenses” shown may not correlate to the fund’s ratios of expenses to average daily net assets shown in the “Financial highlights” section of the fund’s prospectus, which does not include “Acquired fund fees and expenses.”
[8]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.